Derivative Instruments (Details) (Interest Rate Cap, USD $)	3 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended
	Oct. 29, 2011	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010	Oct. 27, 2012 Senior secured term loan	Jan. 28, 2012 Senior secured term loan
Derivative Instruments
Variable interest rate basis						three-month LIBOR	three-month LIBOR
Notional value						$ 2,000,000,000	$ 2,000,000,000
Fixed interest rate (as a percent)						7.00%
Fair value included in Other assets	2,000,000	2,000,000		6,000,000
Loss due to change in fair value	$ 1,000,000	$ 4,000,000	$ 5,000,000	$ 12,000,000	$ (10,000,000)